Concentrations of Credit Risk (Details) - Schedule of Concentration of Total Net Revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Concentration of Total Net Revenue [Line Items]
Sales Revenue, Net	¥ 733,243		¥ 497,143		¥ 1,212,772
Concentration risk percentage	25.60%		19.60%		40.20%
Sinatay Life Insurance Co., Ltd. (“Sinatay”) [Member]
Schedule of Concentration of Total Net Revenue [Line Items]
Sales Revenue, Net	¥ 438,026		¥ 497,143		¥ 451,840
Concentration risk percentage	15.30%		19.60%		15.00%
Aeon Life Insurance Co., Ltd. (“Aeon”). [Member]
Schedule of Concentration of Total Net Revenue [Line Items]
Sales Revenue, Net	¥ 295,217			[1]	¥ 437,132
Concentration risk percentage	10.30%			[1]	14.50%
Huaxia Life Insurance Company Limited (“Huaxia”) [Member]
Schedule of Concentration of Total Net Revenue [Line Items]
Sales Revenue, Net		[1]		[1]	¥ 323,800
Concentration risk percentage		[1]		[1]	10.70%

[1]	represented less than 10% of total net revenues for the year.